Other Liabilities and Provisions (Schedule of Capital Lease Obligation Payments) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Capital Lease Obligation [Line Items]
Minimum lease payments due, next twelve months	$ 98
Minimum lease payments due in two years	99
Minimum lease payments due in three years	99
Minimum lease payments due in four years	99
Minimum lease payments due in five years	99
Minimum lease payments due, thereafter	133
Minimum lease payments, total	627
Minimum lease payment, amount representing interest	220
Minimum lease payments, present value	407
Capital Lease Future Minimum Interest Payments [Member]
Capital Lease Obligation [Line Items]
Minimum lease payments due, next twelve months	44
Minimum lease payments due in two years	42
Minimum lease payments due in three years	38
Minimum lease payments due in four years	34
Minimum lease payments due in five years	31
Minimum lease payments due, thereafter	31
Capital Lease Present value of Expected Future Payments [Member]
Capital Lease Obligation [Line Items]
Minimum lease payments due, next twelve months	54
Minimum lease payments due in two years	57
Minimum lease payments due in three years	61
Minimum lease payments due in four years	65
Minimum lease payments due in five years	68
Minimum lease payments due, thereafter	$ 102